Earnings Per Common Share (Computation of Basic and Diluted Earnings Per Common Share) (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Net income:
Net income attributable to MHFG common shareholders	¥ 815,540	¥ 563,176
Effect of dilutive securities
Effect of dilutive securities	0	0
Net income attributable to common shareholders after assumed conversions	¥ 815,540	¥ 563,176
Shares:
Weighted average common shares outstanding	2,499,196	2,536,068
Effect of dilutive securities:
Stock options and the common shares of MHFG under the stock compensation programs	450	459
Weighted average common shares after assumed conversions	2,499,646	2,536,527
Earnings per common share:
Basic net income per common share	¥ 326.32	¥ 222.07
Diluted net income per common share	¥ 326.26	¥ 222.03